First Trust Dorsey Wright Momentum and Low Volatility ETF Investment Objectives and Goals - First Trust Dorsey Wright Momentum and Low Volatility ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Low VolatilityTM Index (the “Index”).